Provision for post-employment benefits - Pension Costs (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018 [1]	Dec. 31, 2017 [1]
Disclosure Of Pension Costs [abstract]
Defined contribution plans	£ 154.9	£ 146.7	£ 149.5
Defined benefit plans charge to operating profit	14.8	14.2	11.8
Pension costs (note 5)	169.7	160.9	161.3
Net interest expense on pension plans (note 6)	3.5	3.6	5.4
Pension costs, Net	£ 173.2	£ 164.5	£ 166.7

[1]	Prior year figures have been re-presented in accordance with IFRS 5 Non-current Assets Held for Sale and Discontinued Operations, as described in the accounting policies.